Other Receivables	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other Receivables

7.	Other Receivables

( a )	The details of other receivables as of December 31, 2019 and 2020, are as follows:

(in millions of Won)	2019		2020
Current
Loans	￦	367,580	258,735
Other accounts receivable		971,845	835,791
Accrued income		272,528	298,157
Deposits		86,519	82,884
Lease receivables		48,744	18,015
Others		14,510	68,198
Less: Allowance for doubtful accounts		(180,209)	(67,541)

	￦	1,581,517	1,494,239

Non-current
Loans	￦	701,529	798,287
Other accounts receivable		209,039	197,304
Accrued income		65,275	86,920
Deposits		238,261	284,588
Lease receivables		179,315	128,366
Less: Allowance for doubtful accounts		(252,540)	(299,503)

	￦	1,140,879	1,195,962

(b)	The details of lease receivables are as follows:

(in millions of Won)
Customer	Leased items	2019		2020
HEUNG-A SHIPPING CO., LTD., MSC, HEUNG-A LINE CO., LTD.	6 Container Ships, 4 Tankers	￦	212,933	166,077
KOGAS, ONGC Videsh Limited, GAIL(India) Limited, Myanma Oil and Gas Enterprise	Helicopter, Ship, Office, Jetty		15,126	30,487

		￦	228,059	196,564

( c )	As of December 31, 2020, total and net lease investments in the leases are as follows:

(in millions of Won)	2019		2020
Less than 1 year	￦	56,796	70,378
1 year - 3 years		107,955	101,049
3 years - 5 years		70,742	28,922
Over 5 years		16,089	9,969

Undiscounted lease payments		251,582	210,318
Unrealized interest income		(23,523)	(13,754)

Present value of minimum lease payment	￦	228,059	196,564